Borrowings	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Borrowings

12. Borrowings

In August 2019, the Company entered into a loan and security agreement, or the credit facility, with Oxford Finance LLC for a term loan of up to USD 75.0 million, subject to funding in three tranches. The Company received gross proceeds of USD 25.0 million, net of transaction costs of USD 0.3 million, from the first tranche of the credit facility upon entering into the agreement and intends to use the funds for its various clinical trials programs. The second tranche of USD 25.0 million was available to be drawn at the Company’s option between December 1, 2019 and January 31, 2020 upon positive results in the Phase 3 IMPLANT 4 clinical trial of nolasiban. Since the primary endpoint of the IMPLANT 4 clinical trial was not successfully met, the Company was not eligible to draw the second tranche. The third tranche of USD 25.0 million may be drawn at the Company’s option between August 1, 2020 and September 30, 2020 upon positive results in the Phase 3 PRIMROSE 1 and PRIMROSE 2 clinical trials of linzagolix.

The credit facility is presented in the balance sheet as follows:

	As at December 31,
in USD ‘000	2019	2018
Face value of Oxford loan	25,000	—
Transaction costs	(264)	—
	24,736	—
Interest expense	1,067	—
Interest paid	(699)	—
Total borrowings	25,104	—
Of which are:
Current	187	—
Non-current	24,917	—

The credit facility is secured by substantially all of the Company’s assets, including cash and cash equivalents as well as the Company’s intellectual property and licenses. Each tranche bears interest at a floating interest rate of thirty day U.S. LIBOR, plus 6.25%, or a minimum of 8.68% per year in total. The Company is required to make monthly interest-only payments on each tranche through the amortization start date on August 1, 2022. The credit facility will mature on August 1, 2024, at which date a final fee payment of 6.75% of each funded tranche will be due, resulting in an effective interest rate of 10.32% per year. The credit facility contains customary conditions to borrowings and events of default and contains various negative covenants limiting the Company’s ability to, among other things, transfer or sell certain assets, allow changes in business, ownership or business locations, consummate mergers or acquisitions, incur additional indebtedness, create liens, pay dividends or make other distributions and make investments. As of December 31, 2019, the Company was in compliance with its covenants.